INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States and foreign income (loss) before income taxes and minority interest
Income (loss) before income taxes	$ (33,187,000)	$ 14,695,000	$ (62,175,000)
Gross U.S. deferred income tax liability on undistributed foreign earnings		36,000
Current
Federal		17,000	335,000
State	(40,000)	217,000	(9,000)
Foreign	4,643,000	2,339,000	3,554,000
Total Current	4,603,000	2,573,000	3,880,000
Deferred
Foreign	(2,211,000)	345,000	(765,000)
Total Deferred	(2,211,000)	345,000	(765,000)
Total	2,392,000	2,918,000	3,115,000
Unrecognized tax benefits
Unrecognized tax benefits related to deferred tax assets and federal tax benefit of state income tax items	41,700,000
Interest and penalties recognized in the statement of income	400,000
Accrued interest and penalties	3,800,000	3,900,000
Unrecognized tax benefits
Beginning balance-gross unrecognized tax benefits (UTB's)	55,650,000	56,513,000	90,597,000
Additions based on tax positions related to the current year	80,000	121,000	2,063,000
Reductions based on tax positions related to the current year			(31,222,000)
Additions for tax positions related to prior years		176,000	352,000
Reductions for tax positions related to prior years	(1,288,000)	(1,160,000)	(3,877,000)
Lapse of statute of limitations	(430,000)		(1,400,000)
Ending balance-gross unrecognized tax benefits (UTB's)	54,012,000	55,650,000	56,513,000
UTB's as a credit in deferred taxes	(39,402,000)	(39,758,000)	(39,758,000)
Federal benefit of state taxes	(2,312,000)	(2,338,000)	(2,388,000)
UTB's that would impact the effective tax rate	12,298,000	13,554,000	14,417,000
Deferred Tax Assets
Allowances and reserves	16,743,000	39,915,000
Deferred revenue and customer advances, net	3,349,000	8,222,000
Net operating loss carryforward	218,158,000	238,934,000
Tax credit carryforwards	103,910,000	106,243,000
Capital loss carryforwards	18,785,000	19,282,000
Writedown/amortization of intangible assets and goodwill	19,642,000	26,061,000
Fixed assets	7,500,000	6,804,000
Demo equipment income	7,308,000	7,463,000
Accrued warranties	66,000	780,000
Other	26,404,000	23,675,000
Total Deferred Tax Assets	421,865,000	477,379,000
Deferred Tax Liabilities
Prepaid expense	(155,000)	(86,000)
Deferred taxes on unremitted earnings of subsidiaries		(36,000)
Intangibles		(877,000)
Other		(6,369,000)
Total Deferred Tax Liabilities	(155,000)	(7,368,000)
Total Deferred Tax Assets (Liabilities)	421,710,000	470,011,000
Less: Valuation Allowance	(418,285,000)	(469,224,000)
Total Deferred Tax Assets (Liabilities)	3,425,000	787,000
Undistributed earnings of foreign subsidiaries permanently reinvested outside the United States	24,400,000
United States
United States and foreign income (loss) before income taxes and minority interest
Income (loss) before income taxes	13,061,000	18,671,000	(44,144,000)
Gross U.S. deferred income tax liability on undistributed foreign earnings	0
Deferred Tax Liabilities
Deferred taxes on unremitted earnings of subsidiaries	0
Foreign
United States and foreign income (loss) before income taxes and minority interest
Income (loss) before income taxes	$ (45,013,000)	$ (3,976,000)	$ (18,031,000)